Variable Interest Entity (Details) - Schedule of CMI assets and liabilities - VIE's [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 196,445
Accounts receivable, net		66,043
Inventory, net		791,868
Total current assets		1,054,356
Total assets		1,054,356
Current liabilities
Accounts payable and accrued expenses		211,463
Total current liabilities		211,463
Total liabilities		211,463
Net assets		$ 842,893